ORGANIZATION AND BASIS OF PRESENTATION (Details)	Dec. 31, 2024	Feb. 21, 2021
IPO | American depositary shares
ORGANIZATION AND BASIS OF PRESENTATION
Number of ordinary shares represented by each ADS		1.25
Adagene (Hong Kong) Limited
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene Incorporated
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene (Suzhou) Limited
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene Australia PTY Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene PTE. Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene AG
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene Project C1 PTE. Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%